Related Party Balances and Transactions - Schedule of Prepayment of Share Subscription to Related Parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Prepayment of share subscription to related parties	¥ 38,091	¥ 0
L.P. Technology Holdings Limited
Related Party Transaction [Line Items]
Prepayment of share subscription to related parties	38,091
Related Party
Related Party Transaction [Line Items]
Prepayment of share subscription to related parties	¥ 38,091